Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
22.	Segmented information

Operating segments

The Company has two reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2021	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,585,431	$1,663,641	$-	$3,249,072
Depreciation and amortization	28,470	70,404	91	98,965
Operating earnings (loss)	127,297	106,579	(32,234)	201,642
Other income, net				23,399
Interest expense, net				(16,036)
Income taxes				(52,875)

Net earnings				$156,130

Total assets	$805,351	$1,698,257	$5,415	$2,509,023
Total additions to long lived assets	74,968	258,975	2,035	335,978

2020	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,415,121	$1,357,294	$-	$2,772,415
Depreciation and amortization	26,846	71,442	94	98,382
Operating earnings (loss)	112,555	78,786	(21,929)	169,412
Other expense, net				361
Interest expense, net				(24,318)
Income taxes				(35,865)

Net earnings				$109,590

Total assets	$662,616	$1,527,705	$6,219	$2,196,540
Total additions to long lived assets	45,933	133,157	1,656	180,746

Geographic information

Revenues in each geographic region are reported by customer locations.

	2021	2020

United States
Revenues	$2,864,364	$2,441,025
Total long-lived assets	1,207,605	1,072,466

Canada
Revenues	$384,708	$331,390
Total long-lived assets	315,660	289,788

Consolidated
Revenues	$3,249,072	$2,772,415
Total long-lived assets	1,523,265	1,362,254